Commitments and Contingencies - Future Cash Payments Under Contractual License Obligations (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 200
2017	200
2018	200
2019	165
2020	165
Thereafter	966
Total	$ 1,896